[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
AMERICAN
CENTURY

Arizona Intermediate-Term Municipal Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[three photos of bubble blowing woman and child, business men, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Arizona Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal and Arizona income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy quality, intermediate-term debt securities with income payments exempt from federal and Arizona income taxes. Cities, counties and other municipalities in Arizona usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy quality, intermediate-term debt securities whose payments are exempt from federal and Arizona income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in Arizona usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

    The fund managers also may use futures contracts and options to pursue the fund's investment objective.

    During  unusual  market  conditions,   the  fund  is  permitted  to  keep  a
    significant amount of its assets in cash or cash-equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

    The weighted average maturity of the fund is expected to be between five and 10 years.

    Additional   information   about   Arizona   Intermediate-Term   Municipal's
    investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for Arizona Intermediate-Term Municipal is higher than for funds which have shorter weighted average maturities, such as money market and short-term bond funds.

    * The fund may invest in securities rated in the lowest investment-grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

    * Some or all of the fund's income may be subject to the federal alternative minimum tax.

    * Because the fund invests primarily in Arizona municipal securities, it will be sensitive to events that affect Arizona's economy. Arizona Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

    * As with all funds, at any given time the value of your shares of Arizona Intermediate-Term Municipal may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Arizona Intermediate-Term Municipal is intended for investors who seek safety of principal and high current income that is exempt from federal and Arizona income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.


Arizona Intermediate-Term Municipal           American Century Investments


    FUND PERFORMANCE

    The following bar chart shows the actual performance of Arizona Intermediate-Term Municipal's shares for each calendar year since the fund's inception on April 11, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         5.90%
         1997         6.90%
         1996         3.74%
         1995        13.15%

    (1) As of March 31, 1999, the end of the most recent calendar quarter, Arizona Intermediate-Term Municipal's year-to-date return was 0.60%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Arizona Intermediate-
    Term Municipal            4.6% (1Q 1995)          -0.53% (1Q 1996)

    The following table shows the average annual returns of the fund's shares for the periods indicated. The Lehman 5-Year General Obligation Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                             1 YEAR             LIFE OF FUND(1)
    ---------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    ---------------------------------------------------------------------------
     Arizona Intermediate-Term Municipal     5.79%              6.44%
     Lehman 5-Year General Obligation Index  5.69%              6.14%(2)

        (1) The inception date of Arizona Intermediate-Term Municipal is April 11, 1994.

        (2) Benchmark from April 30, 1994.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ---------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    ---------------------------------------------------------------------------
       Management Fee                              0.51%(1)
       Distribution and Service (12b-1) Fees       None
       Other Expenses(2)                           0.01%
       Total Annual Fund Operating Expenses        0.52%


       (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

       (2) Other   expenses   include  the  fees  and  expenses  of  the  fund's
           independent trustees, their legal counsel, interest and extraordinary expenses.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

           1 year            3 years          5 years            10 years
    ---------------------------------------------------------------------------
          $53                $167             $290               $652

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


Fund Profile                                 Arizona Intermediate-Term Municipal


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager who leads the team that manages Arizona Intermediate-Term Municipal is identified as follows:

    KENNETH SALINGER, Portfolio Manager, has been a member of the Arizona Intermediate-Term Municipal team since July 1998. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California-San Diego.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Arizona Intermediate-Term Municipal for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Arizona Intermediate-Term Municipal pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal and Arizona income taxes. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg. sm)]
AMERICAN
CENTURY

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16141   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
AMERICAN
CENTURY

Florida Intermediate-Term Municipal Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[three photos of bubble blowing woman and child, business men, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Florida Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangible personal property tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy quality, intermediate-term debt securities with income payments exempt from federal income tax and the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy quality, intermediate-term debt securities whose payments are exempt from federal income tax and the Florida intangible personal property tax, but not the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

    The fund managers also may use futures contracts and options to pursue the fund's investment objective.

    During  unusual  market  conditions,   the  fund  is  permitted  to  keep  a
    significant amount of its assets in cash or cash-equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

    The weighted average maturity of the fund is expected to be between five and 10 years.

    Additional   information   about   Florida   Intermediate-Term   Municipal's
    investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for Florida Intermediate-Term Municipal is higher than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * The fund may invest in securities rated in the lowest investment-grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

    * Some or all of the fund's income may be subject to the federal alternative minimum tax.

    * Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

    * As with all funds, at any given time the value of your shares of Florida Intermediate-Term Municipal may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Florida Intermediate-Term Municipal is intended for investors who seek safety of principal and high current income that is exempt from federal income tax and the Florida intangible personal property tax through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.


Florida Intermediate-Term Municipal           American Century Investments


    FUND PERFORMANCE

    The following bar chart shows the actual performance of Florida Intermediate-Term Municipal's shares for each calendar year since the fund's inception on April 11, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         6.49%
         1997         8.22%
         1996         3.66%
         1995        13.49%

    (1) As of March 31, 1999, the end of the most recent calendar quarter, Florida Intermediate-Term Municipal's year-to-date return was 0.63%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Florida Intermediate-
    Term Municipal            5.06% (1Q 1995)         -0.51% (1Q 1996)

    The following table shows the average annual returns of the fund's shares for the periods indicated. The Lehman 5-Year General Obligation Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                                1 YEAR         LIFE OF FUND(1)
    ---------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    ---------------------------------------------------------------------------
     Florida Intermediate-Term Municipal        6.04%          6.70%
     Lehman 5-Year General Obligation Index     5.69%          6.14%(2)

        (1) The inception date of Florida Intermediate-Term Municipal is April 11, 1994.

        (2) Benchmark from April 30, 1994.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ---------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    ---------------------------------------------------------------------------
      Management Fee                                  0.51%(1)
      Distribution and Service (12b-1) Fees           None
      Other Expenses(2)                               0.01%
      Total Annual Fund Operating Expenses            0.52%

      (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

      (2) Other expenses include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

       1 year            3 years           5 years            10 years
    ---------------------------------------------------------------------------
       $53               $167              $290               $652

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


Fund Profile                                Florida Intermediate-Term Municipal


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager who leads the team that manages Florida Intermediate-Term Municipal is identified as follows:

    KENNETH SALINGER, Portfolio Manager, has been a member of the Florida Intermediate-Term Municipal team since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California-San Diego.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Florida Intermediate-Term Municipal for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Florida Intermediate-Term Municipal pays distributions of substantially all of its income monthly. Distributions will generally be exempt from the Florida intangible personal property tax and regular federal income tax. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg. sm)]
AMERICAN
CENTURY

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16142   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
AMERICAN
CENTURY

Intermediate-Term Tax-Free Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[three photos of bubble blowing woman and child, business men, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


INTERMEDIATE-TERM TAX-FREE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Intermediate-Term Tax-Free seeks safety of principal and high current income that is exempt from federal income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy quality, intermediate-term debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy some quality, intermediate-term debt securities whose payments are exempt from regular federal income tax, but not the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

    The weighted average maturity of the fund is expected to be between five and 10 years.

    Additional information about Intermediate-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Intermediate-Term Tax-Free than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * The fund may invest in securities rated in the lowest investment-grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

    * Some of the fund's income may be subject to the federal alternative minimum tax.

    * Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Intermediate-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    * As with all funds, at any given time the value of your shares of Intermediate-Term Tax-Free may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Intermediate-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Intermediate-Term Tax-Free's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         5.81%
         1997         7.44%
         1996         3.94%
         1995        11.93%
         1994        -2.06%
         1993         9.07%
         1992         7.17%
         1991        10.05%
         1990         6.28%
         1989         6.66%

         (1) As of March 31, 1999, the end of the most recent calendar quarter, Intermediate-Term Tax-Free's year-to-date return was 0.54%.


Intermediate-Term Tax-Free                    American Century Investments


    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                  Highest               Lowest
    ---------------------------------------------------------------------------
    Intermediate-Term Tax-Free    4.17% (1Q 1995)       -3.54% (1Q 1994)

    The following table shows the average annual return of the fund's shares for the periods indicated. The Lehman 5-Year General Obligation (GO) Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                           1 YEAR     5 YEARS    10 YEARS      LIFE OF FUND(1)
    ---------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    ---------------------------------------------------------------------------
     Intermediate-Term
       Tax-Free            5.58%      6.19%      6.63%         6.00%
     Lehman 5-Year
       GO Index            5.69%      6.25%      7.12%         5.93%(2)

        (1) The inception date for Intermediate-Term Tax-Free is March 2, 1987.

        (2) Benchmark from February 28, 1987.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ---------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    ---------------------------------------------------------------------------
         Management Fee                                0.51%(1)
         Distribution and Service (12b-1) Fees         None
         Other Expenses(2)                             0.00%
         Total Annual Fund Operating Expenses          0.51%


        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

         1 year           3 years            5 years              10 years
    ---------------------------------------------------------------------------
         $52              $163               $285                 $640

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager who leads the team that manages Intermediate-Term Tax-Free is identified as follows:

    JOEL SILVA, Vice President and Portfolio Manager, has been a member of the Intermediate-Term Tax-Free team since June 1994. He joined American Century in August 1989. He has a bachelor's degree in finance from California Polytechnic University and an MBA in corporate finance from California State University - Hayward.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Fund Profile                                     Intermediate-Term Tax-Free


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Tax-Free for shares in nearly 70 other mutual funds offered by American
    Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Intermediate-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg. sm)]
AMERICAN
CENTURY

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16136   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
AMERICAN
CENTURY

Long-Term Tax-Free Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[three photos of bubble blowing woman and child, business men, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


LONG-TERM TAX-FREE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Long-Term Tax-Free seeks safety of principal and high current income that is exempt from federal income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy quality, long-term debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy some quality, long-term debt securities whose payments are exempt from regular federal income tax, but not the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

    The weighted average maturity of the fund is expected to be 10 years or longer.

    Additional information about Long-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Long-Term Tax-Free than for funds that have shorter weighted average maturities, such as money market, short-term and intermediate-term bond funds.

    * The fund may invest in securities rated in the lowest investment-grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

    * Some of the fund's income may be subject to the federal alternative minimum tax.

    * Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Long-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    * As with all funds, at any given time the value of your shares of Long-Term Tax-Free may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Long-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Long-Term Tax-Free's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         5.94%
         1997         9.59%
         1996         3.08%
         1995        18.50%
         1994        -5.58%
         1993        12.15%
         1992         7.61%
         1991        12.01%
         1990         6.15%
         1989         9.55%

        (1) As of March 31, 1999, the end of the most recent calendar quarter, Long-Term Tax-Free's year-to-date return was 0.35%.


Long-Term Tax-Free                            American Century Investments


    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                               Highest                 Lowest
    ---------------------------------------------------------------------------
    Long-Term Tax-Free         6.68% (1Q 1995)         -5.46% (1Q 1994)

    The following table shows the average annual return of the fund's shares for the periods indicated. The Lehman Long-Term Municipal Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                            1 YEAR     5 YEARS     10 YEARS    LIFE OF FUND(1)
    ---------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    ---------------------------------------------------------------------------
     Long-Term Tax Free     5.61%      7.28%       7.72%       7.12%
     Lehman Long-Term
       Municipal Bond
       Index                6.56%      8.82%       9.13%       8.68%(2)

        (1) The inception date for Long-Term Tax-Free is March 2, 1987.

        (2) Benchmark from February 28, 1987.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ---------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    ---------------------------------------------------------------------------
       Management Fee                             0.51%(1)
       Distribution and Service (12b-1) Fees      None
       Other Expenses(2)                          0.00%
       Total Annual Fund Operating Expenses       0.51%

      (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

      (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

          1 year          3 years          5 years            10 years
    ---------------------------------------------------------------------------
          $52             $163             $285               $640

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager who leads the team that manages Long-Term Tax-Free is identified as follows:

    G. DAVID MACEWEN, Senior Vice President and Portfolio Manager, supervises the American Century Municipal Trust team and has been a member of the Long-Term Tax-Free team since May 1991. He joined American Century in May 1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Fund Profile                                             Long-Term Tax-Free


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Long-Term Tax-Free for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Long-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax.
    Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions will automatically be reinvested in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg. sm)]
AMERICAN
CENTURY

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16137   9904                                   Funds Distributor, Inc.